Employee Benefits Expense - Summary of Employee Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries	$ 148,728	$ 108,018	$ 57,388
Social security and pension contributions	17,118	13,404	8,254
Share-based compensation	46,307	9,557	7,966
Total	$ 212,153	$ 130,979	$ 73,608